Summary of Significant Accounting Policies - Major Charterers (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Hyundai Merchant Marine Co.
Entity Wide Revenue Major Customer [Line Items]
Customer revenue percentage	24.40%
Navios Corporation
Entity Wide Revenue Major Customer [Line Items]
Customer revenue percentage	11.00%	10.40%
Cosco Bulk Carrier Co. Ltd
Entity Wide Revenue Major Customer [Line Items]
Customer revenue percentage		23.40%	22.80%
Hanjin Shipping Co. Ltd
Entity Wide Revenue Major Customer [Line Items]
Customer revenue percentage		11.30%
Samsun Logix
Entity Wide Revenue Major Customer [Line Items]
Customer revenue percentage		10.20%	13.00%
Mitsui O.S.K. Lines, Ltd.
Entity Wide Revenue Major Customer [Line Items]
Customer revenue percentage			16.00%